SCHEDULE OF ACQUISITION OF INTANGIBLE ASSET (Details) - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 26, 2023	Mar. 31, 2023	Mar. 02, 2023	Feb. 06, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 29, 2022	Dec. 23, 2022	Dec. 09, 2022	Nov. 28, 2022	Oct. 19, 2022	Oct. 13, 2022	Oct. 11, 2022	Sep. 30, 2022	Sep. 25, 2022	Sep. 14, 2022	Jul. 18, 2022	Jun. 30, 2022	May 04, 2022	Mar. 31, 2022	Mar. 05, 2022	Dec. 31, 2021	Nov. 25, 2021	Nov. 11, 2021	Sep. 30, 2021	Aug. 24, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 10, 2020	Aug. 25, 2020	Jun. 30, 2020	Mar. 25, 2020	Jan. 10, 2020
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program	$ 32,657,258
Acquisition of intangible assets	5,032,230
Amortization	1,824,076								$ 1,677,410																$ 714,589
Script Carnival Killers Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																																		$ 1,050,600
Script Writers Carnival [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																													$ 1,660,000				$ 530,000
Producer Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																											$ 475,000
Running Wild Works [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program							$ 50,000															$ 50,000		$ 205,000
Running Wild Works One [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																						50,000
Running Wild Works Two [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																						$ 50,000
Carnival Killers Works [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																				$ 40,000
Kids Movie One [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																				$ 100,000
Kids Movie One Script [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program										$ 50,000									$ 525,000
Movie X Script [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																			525,000
Producers Works Movie BR [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																			525,000
Movie X Script Writers [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program														$ 600,000					$ 525,000
TV Series [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																		$ 2,916,017
Producer Works Script [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program															$ 30,000
Producer Work Movie BR [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program																$ 30,000
R. U. ROBOT S.R.O. Savage [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program													$ 100,000
Director Work Movie BR [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program											$ 20,000	$ 30,000
Carnival of Killers [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program								$ 100,000
Movie Ru One [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program						$ 100,000
Acquisitoin Of Movies [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program				$ 22,320,641
Elisee System Development [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets																									1,250,000						$ 250,000	$ 260,000			$ 240,000	$ 70,030	$ 2,500,000
Database Of Stock For Analysis 2Q [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets																														$ 60,000
DEBIT PAYMENT TO ICONIC LABS PLC Ref1368435 [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets																														295,000
Database of Stock For Analysis 3Q [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets																										$ 107,200
Capitalization of Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	158,600	$ 240,000	$ 760,000
A&I Machine Learning Program - Elisee [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	502,686	$ 482,686	$ 419,353		$ 419,353				$ 419,353								$ 419,353				$ 419,353		$ 419,353		$ 306,253			$ 306,253		$ 102,084
A&I Machine Learning Program [Member]
Finite-Lived Intangible Assets [Line Items]
Net value of Intangible assets - A&I machine learning program	$ 1,974,754